Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	May 04, 2026	Feb. 12, 2026	Sep. 04, 2025	Oct. 02, 2024	Feb. 15, 2024	Jun. 30, 2026	Jan. 23, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary stock, par value					$ 0.001	$ 0.00225	$ 0.000005	$ 0.00225
Ordinary stock, shares authorized					500,000,000	10,222,222,222.22	100,000,000,000	10,222,222,222.22
Ordinary stock, shares issued						37,777.78		37,777.78
Ordinary stock, shares outstanding						37,777.78		37,777.78
Shares issued			2,000,000		1
Stockholders' equity note, stock split	30-for-1 reverse share split	15-for-1 reverse share split		1:200
Share surrender				5,000,000		37,777.78